Unaudited Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 10,110,206	$ 21,699,202
Financial assets at fair value through profit or loss	1,000	1,000
Restricted deposits	16,019,748	15,773,099
Unbilled receivables (Contract assets)	36,883,629	34,306,195
Accounts receivable, net	43,794,936	25,670,157
Inventories		5,199
Prepayments	18,035,818	28,632,212
Other receivables, net	401,684	432,696
Other current assets	176,903	151,816
Total current assets	125,423,924	126,671,576
Non-current assets
Property and equipment	16,831,268	14,939,143
Right-of-use assets	436,504	505,345
Intangible assets	2,675,916	2,931,661
Deferred tax assets	11,266,450	6,938,213
Prepayments	259,662	315,304
Financial assets at fair value through profit or loss	4,000,000
Other non-current assets	1,852,330	1,494,740
Total non-current assets	37,322,130	27,124,406
Total assets	162,746,054	153,795,982
Current liabilities
Short-term borrowings	12,187,029	15,073,458
Contract liabilities	265,236	273,227
Accounts payable	30,495,390	26,039,076
Other payables	1,189,270	2,451,135
Provisions	70,664	37,673
Lease liabilities	206,193	210,448
Income tax liabilities	11,063,923	9,028,829
Warrant liabilities	732,887	20,082,272
Long-term borrowings, current portion	1,747,816	1,972,371
Other current liabilities	96,574	142,796
Total current liabilities	58,054,982	75,311,285
Non-current liabilities
Long-term borrowings	4,159,459	4,372,188
Provisions	25,159	22,013
Deferred tax liabilities	1,435,534	42,897
Lease liabilities	480,984	579,699
Guarantee deposits received	408,942	364,047
Total non-current liabilities	6,510,078	5,380,844
Total liabilities	64,565,060	80,692,129
Share capital
Ordinary share	21,625	19,443
Capital surplus
Capital surplus	288,904,900	254,585,267
Retained earnings
Accumulated deficit	(156,741,789)	(148,238,729)
Other equity interest
Financial statements translation differences of foreign operations	1,001,735	(55,500)
Treasury shares	(35,005,477)	(33,206,628)
Equity attributable to owners of the parent	98,180,994	73,103,853
Total equity	98,180,994	73,103,853
Significant contingent liabilities and unrecognized contract commitments
Total liabilities and equity	$ 162,746,054	$ 153,795,982